Average Annual Total Returns - FidelityFocusedStockFund-AMCIZPRO - FidelityFocusedStockFund-AMCIZPRO - Fidelity Focused Stock Fund - SP001	Dec. 30, 2024
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%